Contract balances	12 Months Ended
Dec. 31, 2020
Contract Balances [Abstract]
Contract balances
7.	Contract balances

The following table provides information about contract assets, accounts receivable, deferred revenue and financial liabilities from contracts with customers.

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Accounts receivable	30,654	52,866
Less: Allowance for doubtful debts (i)	(1,751)	(25,853)
Accounts receivable, net	28,903	27,013
Contract assets	7,824	6,194
Deferred revenue
-current	408,287	341,934
-non-current	60,528	46,927
Financial liabilities from contracts with customers	490,095	384,561

(i)	Changes in the allowance for doubtful accounts were as follows:

	As of December 31,
	2019	2020
	RMB’000	RMB’000
At the beginning of the year	125	1,751
Allowance made during the year	1,700	25,694
Write-off	(74)	(1,592)
At the end of the year	1,751	25,853

Significant changes in the balances of contract assets, deferred revenue and financial liabilities from contracts with customers are as follows.

(a)	Contract assets

	As of December 31,
	2019	2020
	RMB’000	RMB’000
At the beginning of the year	14,208	7,824
Net off the beginning contract assets with financial liabilities, as the result of rights to consideration becoming unconditional	(13,527)	(7,384)
Contract assets recognized with the recognition of revenue during the year	7,143	5,754
At the end of the year	7,824	6,194

(b)	Deferred revenue and financial liabilities from contracts with customers

	As of December 31,
	2019	2020
	RMB’000	RMB’000
At the beginning of the year	907,415	958,910
Net off the beginning contract assets with financial liabilities, as the result of rights to consideration becoming unconditional	(13,527)	(7,384)
Revenue recognized that was included in the contract liabilities and financial liabilities at the beginning of the year	(709,412)	(644,097)
Increase due to cash received, excluding amount recognized as revenue or refunded	754,592	465,993
Disposal of subsidiaries	(5,256)	-
Business combination (note 4)	25,098	-
At the end of the year	958,910	773,422

Reconciliation to the consolidated balance sheets

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Deferred revenue	468,815	388,861
Financial liabilities	490,095	384,561